Public Offering - Additional Information (Detail)	Jul. 16, 2019 $ / shares shares
IPO [Member]
Stock issued during period | shares	23,000,000
Issue price per unit | $ / shares	$ 10.00
Over-Allotment Option [Member]
Stock issued during period | shares	3,000,000
Common Class A [Member]
Class of warrants exercise price | $ / shares	$ 11.50